Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Undrawn credit commitments
Letters of credit and guarantees	$ 15,150	$ 15,585
Commitments to extend credit	176,002	174,658
Other	188	154
Total undrawn credit commitments	191,340	190,397
Commitments to customers, which had not yet been accepted	5,000	5,700
Within 1 Year
Undrawn credit commitments
Letters of credit and guarantees	7,334
Commitments to extend credit	41,488
Other	125
Total undrawn credit commitments	48,947
Over 1 to 3 years
Undrawn credit commitments
Letters of credit and guarantees	4,639
Commitments to extend credit	58,402
Total undrawn credit commitments	63,041
Over 3 to 5 Years
Undrawn credit commitments
Letters of credit and guarantees	719
Commitments to extend credit	12,917
Total undrawn credit commitments	13,636
Over 5 Years
Undrawn credit commitments
Letters of credit and guarantees	2,458
Commitments to extend credit	63,195
Other	63
Total undrawn credit commitments	65,716
Parent Entity
Undrawn credit commitments
Letters of credit and guarantees	14,583	14,957
Commitments to extend credit	153,716	152,943
Other	188	99
Total undrawn credit commitments	$ 168,487	$ 167,999